Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Credit losses, accounts receivables	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Deferred and capitalized costs associated	7,900		7,900		3,400	2,300
Deferred debt issuance costs	$ 300	$ 200	$ 500	$ 400	$ 700	$ 300
Minimum [Member]
Debt Instrument [Line Items]
Settlement statements received, after production delivered, period			30 days		30 days
Minimum [Member] | Revenue Benchmark [Member] | Product Concentration Risk [Member]
Debt Instrument [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Maximum [Member]
Debt Instrument [Line Items]
Settlement statements received, after production delivered, period			90 days		90 days